Derivatives - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Sep. 30, 2015
Foreign Currency Forward Contracts | Designated Hedges
Derivative [Line Items]
Notional amount	$ 100.8		$ 120.9
Foreign Currency Forward Contracts | Non-designated Hedges
Derivative [Line Items]
Notional amount	$ 460.6		$ 364.5
7.500% Senior Secured Notes due 2019
Derivative [Line Items]
Stated interest rate on debt (as a percent)	7.50%
5.500% Senior Secured Notes due 2020
Derivative [Line Items]
Stated interest rate on debt (as a percent)	5.50%
Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Notional amount				$ 625.0
Amount of debt hedged by the interest rate swap				$ 625.0
Fixed interest payments receivable (as a percent)	6.25%			6.25%
Fair Value Hedges | 7.500% Senior Secured Notes due in 2019 and 5.500% Senior Secured Notes due in 2020 | Interest Rate Swaps | Designated Hedges
Derivative [Line Items]
Cash received from swap counterparties upon settlement		$ 67.8
Minimum | Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)	5.90%
Maximum | Foreign Exchange Contract | Non-designated Hedges
Derivative [Line Items]
Derivative, term of contract	1 year
Maximum | Fair Value Hedges | 6.250% Senior Secured Notes due 2022 | Interest Rate Swaps | Designated Hedges | Six-month LIBOR
Derivative [Line Items]
Spread rate (as a percent)	6.02%